Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Under the rules of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation
actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of
Regulation S-K. CAP
is calculated in accordance with Item 402(v) of
Regulation S-K and
differs from compensation shown in the Summary Compensation Table on page 51 and CEO and other NEO performance year compensation tables shown on pages 45 and 46, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP.
Resideo’s Compensation and Human Capital Management Committee makes executive compensation decisions independent of SEC disclosure requirements and reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. See “Compensation Discussion and Analysis” above for a discussion of our decision-making process.
Pay vs Performance Table

Pay vs. Performance Disclosures (1)

Year	Summary Compensation Table Total for First CEO	Summary Compensation Table Total for Second CEO (2)(3)	Compensation Actually Paid to First CEO	Compensation Actually Paid to Second CEO (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs (2)(3)	Value of Fixed $100 Investment Based On:		Net Income	Operating Income Margin (6)
							Total Shareholder Return (4)	S&P 400 Industrials Total Shareholder Return (5)

2022	—	$12,575,407	—	($3,523,691)	$3,610,970	($1,990,076)	$138	$132	$288,000,000	10.48%

2021	—	$14,103,270	—	$16,023,137	$3,977,809	$5,726,287	$218	$150	$242,000,000	9.84%

2020	$3,906,587	$4,697,966	$3,659,863	$12,432,207	$3,191,673	$6,198,341	$178	$116	$37,000,000	9.70%

(1)
Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2022 was Jay Geldmacher. Resideo’s other, non-CEO,
NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO,
NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO,
NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane.

(2)	The table below reconciles Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEOs and Non-CEO NEOs:

Compensation Actually Paid Calculation Detail

	Year				Year

Compensation Element	2020 (CEO 1)	2020 (CEO 2)	2021 (CEO 2)	2022 (CEO 2)	2020 (Avg. Non-CEO NEO)	2021 (Avg. Non-CEO NEO)	2022 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$3,906,587	$4,697,966	$14,103,270	$12,575,407	$3,191,673	$3,977,809	$3,610,970

(i) Aggregate SCT Reported Equity Compensation (-)	$1,457,118	$1,239,136	$9,835,196	$10,380,918	$1,936,436	$2,545,400	$2,487,195

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$8,973,377	$9,113,607	$4,882,083	$4,377,565	$2,532,161	$1,032,562

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$1,278,792	$0	$2,641,456	($10,576,589)	$509,173	$1,403,284	($3,989,716)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$200,650	$0	$0	$0	$127,315	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($269,048)	$0	$0	($23,674)	($40,027)	$360,900	($114,859)

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0	$0	$0

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$0	$0	$0	$48,456	$10,169	$60,974

(viii) Current Year Pension Service Costs (+)	$0	$0	$0	$0	$17,535	$7,701	$19,136

Compensation Actually Paid Determination	$3,659,863	$12,432,207	$16,023,137	($3,523,691)	$6,198,341	$5,726,287	($1,990,076)

(3)	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(4)	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2019.

(5)	S&P 400 Industrials index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019.

(6)
Calculation of Operating Income Margin, as adjusted for incentive compensation purposes, is described under “Compensation Discussion and Analysis — Elements of Compensation — 2022 Annual Incentive Plan” above.

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote [Text Block]	Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2022 was Jay Geldmacher. Resideo’s other, non-CEO,
NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO,
NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO,
	NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane.
Peer Group Issuers, Footnote [Text Block]	S&P 400 Industrials index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEOs and Non-CEO NEOs:

Compensation Actually Paid Calculation Detail

	Year				Year

Compensation Element	2020 (CEO 1)	2020 (CEO 2)	2021 (CEO 2)	2022 (CEO 2)	2020 (Avg. Non-CEO NEO)	2021 (Avg. Non-CEO NEO)	2022 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$3,906,587	$4,697,966	$14,103,270	$12,575,407	$3,191,673	$3,977,809	$3,610,970

(i) Aggregate SCT Reported Equity Compensation (-)	$1,457,118	$1,239,136	$9,835,196	$10,380,918	$1,936,436	$2,545,400	$2,487,195

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$8,973,377	$9,113,607	$4,882,083	$4,377,565	$2,532,161	$1,032,562

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$1,278,792	$0	$2,641,456	($10,576,589)	$509,173	$1,403,284	($3,989,716)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$200,650	$0	$0	$0	$127,315	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($269,048)	$0	$0	($23,674)	($40,027)	$360,900	($114,859)

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0	$0	$0

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$0	$0	$0	$48,456	$10,169	$60,974

(viii) Current Year Pension Service Costs (+)	$0	$0	$0	$0	$17,535	$7,701	$19,136

Compensation Actually Paid Determination	$3,659,863	$12,432,207	$16,023,137	($3,523,691)	$6,198,341	$5,726,287	($1,990,076)

Non-PEO NEO Average Total Compensation Amount	$ 3,610,970	$ 3,977,809	$ 3,191,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,990,076)	5,726,287	6,198,341
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEOs and Non-CEO NEOs:

Compensation Actually Paid Calculation Detail

	Year				Year

Compensation Element	2020 (CEO 1)	2020 (CEO 2)	2021 (CEO 2)	2022 (CEO 2)	2020 (Avg. Non-CEO NEO)	2021 (Avg. Non-CEO NEO)	2022 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$3,906,587	$4,697,966	$14,103,270	$12,575,407	$3,191,673	$3,977,809	$3,610,970

(i) Aggregate SCT Reported Equity Compensation (-)	$1,457,118	$1,239,136	$9,835,196	$10,380,918	$1,936,436	$2,545,400	$2,487,195

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$8,973,377	$9,113,607	$4,882,083	$4,377,565	$2,532,161	$1,032,562

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$1,278,792	$0	$2,641,456	($10,576,589)	$509,173	$1,403,284	($3,989,716)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$200,650	$0	$0	$0	$127,315	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($269,048)	$0	$0	($23,674)	($40,027)	$360,900	($114,859)

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0	$0	$0

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$0	$0	$0	$48,456	$10,169	$60,974

(viii) Current Year Pension Service Costs (+)	$0	$0	$0	$0	$17,535	$7,701	$19,136

Compensation Actually Paid Determination	$3,659,863	$12,432,207	$16,023,137	($3,523,691)	$6,198,341	$5,726,287	($1,990,076)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Metrics to Link Executive Compensation Actually Paid with Company Performance
Provided below are the most important financial measures used to link compensation actually paid with Resideo performance during the most recently completed fiscal year:

Operating Income Margin*

Net Revenue*

Cash Flow from Operations*

Relative Total Shareholder Return

*	As used in our incentive plans for fiscal 2022, each measure was adjusted as described above under “Compensation Discussion and Analysis — Elements of Compensation — 2022 Annual Incentive Plan.

Total Shareholder Return Amount	$ 138	218	178
Peer Group Total Shareholder Return Amount	132	150	116
Net Income (Loss)	$ 288,000,000	$ 242,000,000	$ 37,000,000
Company Selected Measure Amount	0.1048	0.0984	0.097
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Michael Nefkens [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,906,587
PEO Actually Paid Compensation Amount			$ 3,659,863
PEO Name			Michael Nefkens
Jay Geldmacher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,575,407	$ 14,103,270	$ 4,697,966
PEO Actually Paid Compensation Amount	$ (3,523,691)	$ 16,023,137	$ 12,432,207
PEO Name	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher
PEO [Member] | Michael Nefkens [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,457,118)
PEO [Member] | Michael Nefkens [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Michael Nefkens [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,278,792
PEO [Member] | Michael Nefkens [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			200,650
PEO [Member] | Michael Nefkens [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(269,048)
PEO [Member] | Michael Nefkens [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Michael Nefkens [Member] | Year Over Year Change in Deferred Benefits and Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Michael Nefkens [Member] | Current Year Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jay Geldmacher [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,380,918)	$ (9,835,196)	(1,239,136)
PEO [Member] | Jay Geldmacher [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,882,083	9,113,607	8,973,377
PEO [Member] | Jay Geldmacher [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,576,589)	2,641,456	0
PEO [Member] | Jay Geldmacher [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jay Geldmacher [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,674)	0	0
PEO [Member] | Jay Geldmacher [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jay Geldmacher [Member] | Year Over Year Change in Deferred Benefits and Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jay Geldmacher [Member] | Current Year Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,487,195)	(2,545,400)	(1,936,436)
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,032,562	2,532,161	4,377,565
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,989,716)	1,403,284	509,173
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	127,315
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,859)	360,900	(40,027)
Non-PEO NEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Deferred Benefits and Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,974)	(10,169)	(48,456)
Non-PEO NEO [Member] | Current Year Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,136	$ 7,701	$ 17,535